Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of results of operations from oil and gas producing activities [line items]
Pre-tax income (loss) from producing activities	$ 1,181	$ (257)	$ 3,056
Income tax expense / benefit	1,212	(1,020)	(822)
Argentina [member]
Disclosure of results of operations from oil and gas producing activities [line items]
Net sales to unaffiliated parties	50	33	51
Net intersegment sales	8,225	7,211	7,134
Total net revenues	8,275	7,244	7,185
Production costs	(4,715)	(4,148)	(3,712)
Exploration expenses	(238)	(60)	(63)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(1,963)	(2,567)	(2,075)
Impairment of property, plant and equipment and inventories write-down	(79)	(2,288)	(123)
Other	(956)	(179)	82
Pre-tax income (loss) from producing activities	324	(1,998)	1,294
Income tax expense / benefit	(113)	699	(453)
Results of oil and gas producing activities	211	(1,299)	841
Other foreign [Member]
Disclosure of results of operations from oil and gas producing activities [line items]
Production costs		0	(1)
Exploration expenses	(1)	(1)	(2)
Other		0	1
Pre-tax income (loss) from producing activities	(1)	(1)	(2)
Results of oil and gas producing activities	(1)	(1)	(2)
Worldwide [member]
Disclosure of results of operations from oil and gas producing activities [line items]
Net sales to unaffiliated parties	50	33	51
Net intersegment sales	8,225	7,211	7,134
Total net revenues	8,275	7,244	7,185
Production costs	(4,715)	(4,148)	(3,713)
Exploration expenses	(239)	(61)	(65)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(1,963)	(2,567)	(2,075)
Impairment of property, plant and equipment and inventories write-down	(79)	(2,288)	(123)
Other	(956)	(179)	83
Pre-tax income (loss) from producing activities	323	(1,999)	1,292
Income tax expense / benefit	(113)	699	(453)
Results of oil and gas producing activities	$ 210	$ (1,300)	$ 839